RIGHT-OF-USE ASSETS (Details Narrative)					6 Months Ended
	May 01, 2025 USD ($)	May 01, 2025 CNY (¥)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan interest rate					3.50%
Payment for rent					$ 15,315	$ 52,864
Weighted-average remaining lease term					2 years 6 months 29 days		0 years
Amortization expense non-cash					$ 14,730	42,056
Xiamen Xinbaihui Digital Technology Co LTD [Member] | January 1, 2025 to December 31, 2027 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for rent			$ 689	¥ 5,000.00
Guangzhou Jingyao Real Estate Co Ltd [Member] | May 01, 2025 to February 29, 2028 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for rent	$ 5,589	¥ 40,537.35
Guangzhou Jingyao Real Estate Co Ltd [Member] | March 01, 2027 to February 29, 2028 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for rent	$ 5,869	¥ 42,563.85
Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payments					20,466	60,262
Interest expense					$ 1,442	$ 2,653